Additional Insurance Benefits and Minimum Guarantees	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Additional Insurance Benefits and Minimum Guarantees
Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2011, the account value for the separate account contracts with guaranteed minimum benefits was $7.9 billion. The additional liability recognized related to minimum guarantees was $5.4. As of December 31, 2010, the account value for the separate account contracts with guaranteed minimum benefits was $6.1 billion. The additional liability recognized related to minimum guarantees was $4.4.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2011 and 2010, was $7.9 billion and $6.1 billion, respectively.